ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expenses payable	$ 123,032	$ 105,637
Operating expense and other accruals and liabilities	97,933	87,089
Staff cost accruals	96,219	86,294
Construction cost payables	76,173	128,383
Gaming tax and license fee accruals	48,688	85,468
Property and equipment payables	35,747	36,397
Total accrued expenses and other current liabilities	809,305	935,483
Advance Customer Deposits And Ticket Sales [Member]
Contract with Customer Liability	278,591	309,718	$ 277,867
Outstanding Gaming Chips [Member]
Contract with Customer Liability	37,354	72,147	205,780
Loyalty Program Liabilities [Member]
Contract with Customer Liability	$ 15,568	$ 24,350	$ 29,175